Note 9 - Stock-based Compensation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9	Stock-based compensation
The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

a)
   Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may
grant options to acquire up to
10%
of the issued and outstanding shares of the Company. Options granted can have a term of up to ten
years and an exercise price typically not less than the Company's closing stock price on the Toronto Stock Exchange on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

Under the Plan, an option holder
may
elect to transform an option, in whole or in part, into a share appreciation right by providing written notice to the Company that the option holder wishes to terminate the option, in whole or in part and, in lieu of receiving shares to which the terminated option relates (the "Designated Shares"), receive the number of shares, disregarding fractions, which, when multiplied by the weighted average trading price of the shares on the TSX during the five
trading days immediately preceding the day of termination (the "Fair Value" per share) of the Designated Shares, has a total dollar value equal to the number of Designated Shares multiplied by the difference between the Fair Value and the exercise price per share of the Designated Shares.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.
Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of shares (000's)	Weighted average exercise price CAD
Outstanding - January 1, 2014\	14,401	1.22
Granted	2,815	0.21
Forfeited/Expired	(3,437)	1.89
Outstanding - December 31, 2014	13,779	0.85
Granted	1,670	0.34
Exercised	(347)	0.22
Cancelled	(163)	0.25
Forfeited/Expired	(1,731)	2.43
Outstanding - December 31, 2015	13,208	0.60
Granted	2,520	0.42
Exercised	(586)	0.25
Cancelled	(664)	0.28
Forfeited/Expired	(2,468)	1.17
Outstanding - December 31, 2016	12,010	0.48

At
December
31,
2016,
the following stock options were outstanding:

Number of options (000's)	Vested (000's)	Aggregate intrinsic value CAD (000's)	Price per share CAD			Expiry Date
3,215	3,215	170	0.21	–	1.25	Jan – Sep 2017
3,530	3,530	145	0.30	–	0.56	Mar – Dec 2018
2,745	2,745	385	0.21	–	0.38	Dec 2019 – Dec 2020
100	100	3		0.39		Mar 2021
2,420	2,420	-		0.42		Nov 2021
12,010	12,010	703

December 31, 2016 CAD
Weighted average exercise price for exercisable options	0.48
Weighted average share price for options exercised	0.25
Weighted average years to expiry for exercisable options	2.56

b)    Stock-based compensation

For the year ended
December
31,
2016,
the total stock-based compensation charges related to
2,520,000
options granted and vested to officers, employees, directors and consultants was
$0.5
million
(2015
-
$0.2
million;
2014
-
$0.3
million).

	2016	2015	2014
General and administration	$461	$175	$215
Exploration	28	22	36
	$489	$197	$251

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	2016	2015	2014
Risk-free interest rate	0.62%	0.77%	1.25%
Expected life of options (years)	4.6	4.6	4.3
Annualized volatility	73%	75%	65%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	$0.18	$0.15	$0.09